GOING CONCERN (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues					$ 353,663
Working capital deficit				(2,000)
Net income (loss)	$ 34,832	$ (250)	$ (3,562)	(4,312)	27,564
Retained earnings (accumulated deficit)	$ 22,473			$ (5,091)	$ 22,473